Segmented Information - Schedule of Geographic Segments (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Equipment	$ 35	$ 49	$ 54
Exploration and evaluation assets	64,479	50,494
Canada [Member]
Disclosure of geographical areas [line items]
Equipment	11	19
Exploration and evaluation assets	2,214	1,817
Greenland [Member]
Disclosure of geographical areas [line items]
Equipment	24	30
Exploration and evaluation assets	62,257	48,671
United States [Member]
Disclosure of geographical areas [line items]
Exploration and evaluation assets	$ 8	$ 6